Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments: Domestic Subsidiaries) (Detail) - Domestic, Japan [Member] - Pension Benefits and SIPs [Member] - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		¥ 1,322,670	¥ 1,420,377
Approximate guaranteed rate of return of "Japanese general accounts of life insurance companies"		1.24%	1.24%
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		¥ 1,075,966	¥ 1,165,505
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		245,674	253,801
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		1,030	1,071	¥ 414
Japanese Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		146,060	139,847
Japanese Government Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		146,060	139,847
Non-Japanese Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		9,226	16,496
Non-Japanese Government Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		8,570	15,552
Non-Japanese Government Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		656	944
Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		4,837	4,754
Other Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		109	201
Other Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		3,698	3,482
Other Debt Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		1,030	1,071	¥ 208
Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		855,353	934,691
Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		855,353	934,691
Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		65,191	71,984
Non-Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		64,957	71,729
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		234	255
Japanese General Account of Life Insurance Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	[1]	222,460	225,925
Japanese General Account of Life Insurance Companies [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	[1]	222,460	225,925
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		19,543	26,680
Other Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		917	3,485
Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		¥ 18,626	¥ 23,195

[1]	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2017 to March 31, 2018 and 1.24% from April 1, 2018 to March 31, 2019.